STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,141,613)	$ (1,502,204)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant expense	2,745,731	301,606
Stock options expense	139,758	73,435
Changes in operating assets and liabilities:
Other receivables	17,738	(15,070)
Prepaid expenses	(896)	(7,155)
Accounts payable	152,165	261,569
Accrued interest on convertible notes	49,077	17,854
Unearned revenue	91,515	0
Refundable taxes receivable	(30,847)	109,470
Net cash used in operating activities	(977,372)	(760,495)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes	327,796	400,357
Proceeds from promissory notes	196,237	0
Proceeds from sale of common shares	0	366,455
Net cash provided by financing activities	524,033	766,812
CASH FLOWS FROM INVESTING ACTIVITIES	0	0
Effect of exchange rate on cash	450,229	(14,667)
Net increase (decrease) in cash	(3,110)	(8,350)
Cash, beginning of year	6,781	15,131
Cash, end of year	3,671	6,781
Interest and taxes paid	0	0
Non-cash financing activity
Conversion of convertible notes	$ 506,141	$ 0